Condensed Interim Statements of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	47,896,736	35,882,928
Ordinary shares, shares outstanding	47,896,736	35,882,928